Supplement dated November 22, 2024, to the Initial Summary Prospectus, Updating Summary Prospectus,
and Prospectus dated May 1, 2024

for Protective Executive Benefits Registered VUL
issued by Protective Life Insurance Company
Protective COLI VUL

Supplement dated November 22, 2024, to the Initial Summary Prospectus, Updating Summary Prospectus,
and Prospectus dated May 1, 2024

for Protective Executive Benefits Registered VUL NY
issued by Protective Life and Annuity Insurance Company
Protective NY COLI VUL

This Supplement amends certain information in your variable universal life policy prospectus, initial summary prospectus, and updating summary prospectus (collectively, the “Prospectuses”). Please read this Supplement carefully and keep it with your Prospectuses for future reference.

Effective November 15, 2024, a Fund available under your Policy changed its name as follows:

CURRENT FUND NAME	NEW FUND NAME
DFA VIT Inflation-Protected Securities Portfolio	Dimensional VIT Inflation-Protected Securities Portfolio

All references to the fund in your Policy Prospectuses are hereby replaced with the new fund name.

* * *

If you have any questions regarding this Supplement please contact your investment professional or us by calling toll free at 1-800-265-1545. You may also obtain fund prospectuses online at www.protective.com/productprospectus by selecting your Contract then “Investment Options.” Please keep this Supplement for future reference.